Financial instruments - fair values and risk management - Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	$ 20,292	$ 28,507
Contractual cash flows	20,099	28,515
3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	19,017	26,886
Between 3 - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	680	453
Between 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	402	1,176
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	1,303	1,934
Contractual cash flows	1,110	1,942
Lease liabilities | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	28	313
Lease liabilities | Between 3 - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	680	453
Lease liabilities | Between 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	402	1,176
Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	18,989	26,573
Contractual cash flows	18,989	26,573
Trade and other payables | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	$ 18,989	$ 26,573